Goodwill	12 Months Ended
Mar. 31, 2012
Goodwill

11. Goodwill

The following table presents the movement in carrying value of goodwill:

	As of March 31,
	2011		2012
	(In millions)
Beginning balance	Rs.	5,809	Rs.	6,361	US$	125
Additions during the year		597		22,163		436
Foreign currency translation adjustment		(45)		906		18

Ending balance	Rs.	6,361	Rs.	29,430	US$	579

The Company’s goodwill is in respect of the following reporting units and segments:

Reporting Unit	As of March 31,
	2011		2012
	(In millions)
International Voice	Rs.	3,659	Rs.	4,178	US$	82
Global Data and Managed Services - India		2,116		2,116		42
Content Delivery Network		586		668		13
South Africa Operations		—		22,468		442

Total	Rs.	6,361	Rs.	29,430	US$	579

Goodwill of Rs. 4,178 million (US$ 82 million) (fiscal 2011 Rs. 3,659 million), Rs. 2,784 million (US$ 55 million) (fiscal 2011 Rs. 2,702 million) and Rs. 22,468 million (US$ 442 million) has been assigned to Global Voice Solutions, Global Data & Managed Services and South Africa Operations respectively.

The Company performed its annual impairment test as of March 31, 2012. The Company estimated the fair values of the reporting units using an income-based approach and estimated future cash flows after considering current economic conditions and trends, estimated future operating results and growth rates, anticipated future economic and regulatory conditions and availability of necessary technology and network infrastructure.

The estimated cash flows were developed using internal forecasts. The discount rates used for the reporting units were based on historical market returns for similar industries of the reporting units.

As of March 31, 2012, the fair values of all the reporting units exceeded the carrying amounts and no impairment loss was recognized in fiscal 2012.